Commitments and Contingencies - New Zealand Purchase Commitments (Detail) - New Zealand $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Purchase Commitment [Line Items]
2022	$ 110,912
2023	24,831
2024	17,297
2025	10,499
2026	$ 8,209